Mark R. Busch
704.331.7440
Fax: 704.353.3140
mbusch@kennedycovington.com

July 21, 2005

Securities and Exchange Commission
Division of Corporation Finance, Mail Stop 3561
450 Fifth Street, NW
Washington, DC 20549-0308

Attention:	H. Christopher Owings

RE:	McRae Industries, Inc.
Schedule 13E-3 (File no. 5-34909)
Preliminary Proxy Statement on Schedule 14A (File no. 1-8578)

Ladies and Gentlemen:

     Our client, McRae Industries, Inc. (the “Company”) has today filed Amendment No. 1 to its Schedule 13E-3 (SEC file no. 5-34909) as well as Amendment No. 1 to its Preliminary Proxy Statement on Schedule 14A (SEC file no. 1-8578). Two copies of this letter and two clean and blacklined copies of the filings are also being delivered to Scott Anderegg of the staff.

     To facilitate your review of these changes, this letter responds to each of the comments in the staff’s comment letter dated July 13, 2005 (a copy of which is being sent to Mr. Anderegg). The responses below are keyed to the number of each of the comments. In addition, on the pages of the blacklined copies provided to Mr. Anderegg, we have placed numbers in the margins beside text changes made in the filings in response to the comments, which numbers correspond to the respective comment numbers.

     The responses to your comments, which have been prepared by the Company with input from its advisors, are as follows:

Securities and Exchange Commission
July 21, 2005

Comment		Enclosure
No.	Response	Page No.[1]
1	D. Gary McRae and James W. McRae have been added as filing persons to the Schedule 13E-3 and the documents have been revised to include the disclosures regarding them required by Schedule 13E-3.	1, 3, 9 (13E-3) 2-3, 6, 28 (proxy statement)

2	The letter to stockholders has been revised to more clearly communicate that Proposal 1 relates to a reverse/forward stock split and to indicate that the board is soliciting proxies for Class A and Class B common stock.	Letter to Stockholders

3	Branch Banking & Trust Co.’s only relationships with the Company are (1) it serves as the trustee of the Company’s Employee Stock Ownership Plan (the “ESOP”) and (2) in it’s capacity as trustee of the ESOP, it owns approximately 13% of each of the Company’s Class A and Class B common stock. As trustee of the ESOP, BB&T is entitled to vote all shares of the Company’s common stock that it owns in its discretion. Other than routine voting of its shares at annual stockholders meetings, BB&T has not sought in any way to control the Company or influence its management or operations. After considering the foregoing, the Company does not believe that BB&T is an affiliated stockholder as a result of its greater-than-10% share ownership.	N/A

4	The sections of the proxy statement that discuss the board of directors’ reservation of the right to defer or abandon (and not implement) the transaction have been revised to briefly discuss the circumstances under which the board of directors may decide to defer or abandon the transaction.	5, 39

5	The “Questions and Answers” section of the proxy statement has been revised to limit the content primarily to procedural matters.	5-16

6	The proxy statement has been revised to address more clearly the treatment of beneficial owners holding shares in street name. Specifically, a new section in the Summary Term Sheet was added entitled “Treatment of Shares held in ‘Street Name’,” and the “Questions and Answers” section was revised to address the issues raised in the staff’s letter.	7, 12-15, 55, 57

1 Unless otherwise noted, page references refer to the proxy statement.

Securities and Exchange Commission
July 21, 2005

Comment		Enclosure
No.	Response	Page No.[1]
7	The proxy statement has been revised to note the separate fairness determination made with respect to the unaffiliated stockholders who will be cashed out and those who will remain following the transaction. Specifically, new subsections entitled “Effects on Stockholders Who Will Be Cashed Out” and “Effects on Stockholders Who Will Remain” have been added to the “Special Factors — Recommendation of the Special Committee” section of the proxy statement. Additionally, a discussion concerning the special committee’s consideration of the differences between the Class A and Class B common stock has been added to the “Special Factors — Recommendation of the Special Committee” section of the proxy statement.	4, 23-27

8	The “Summary Financial Information” section of the proxy statement has been revised to include the ratio of earnings to fixed charges in a manner consistent with Item 503(d) of Regulation S-K.	44

9	The proxy statement has been revised by moving the “Special Factors” section forward in the document such that it now immediately follows the “Questions and Answers” section.[2]	17

10	The discussion in the “Special Factors - Background of the Transaction” section of the proxy statement has been revised to more clearly identify who initiated and participated in the going private process and to describe the context and nature of each material action.	17-19

11	Language has been added to the introductory paragraph of the “Special Factors — Background of the Transaction” section of the proxy statement to more clearly describe why management has chosen to engage in a going private transaction.	17

12	The second to last paragraph in the “Special Factors — Background of the Transaction” section of the proxy statement has been revised to explain in greater detail the special committee’s process in determining the consideration payable in the transaction, including why the board chose to treat Class A and Class B shares uniformly under the terms of the transaction.	19

2 Note the blackline copy of the proxy statement does not indicate this change.

Securities and Exchange Commission
July 21, 2005

Comment		Enclosure
No.	Response	Page No.[1]
13	The generalized discussion concerning the special committee’s consideration of earnings contained in the “Special Factors - Recommendation of the Special Committee” section of the proxy statement has been eliminated since earnings were not considered separate and apart from going-concern value and such discussion was redundant.	25

14	The discussion regarding procedural fairness has been revised to separately address each applicable factor within 1014 of Regulation M-A and the separate consideration given to the procedural fairness of the transaction to the stockholders who will be cashed out and those that will remain following the transaction.	25, 27

15	A new subsection entitled “Effects on Stockholders Who Will Be Cashed Out – Liquidation Value” has been added to the “Special Factors — Recommendation of the Special Committee” section of the proxy statement to note why the special committee did not consider liquidation value to be relevant to its consideration of the transaction.	24

16	The proxy statement has been revised to note the separate consideration given to the transaction’s effects on unaffiliated stockholders who will be cashed out and those that will remain following the transaction. Specifically, new subsections entitled “Effects on Stockholders Who Will Be Cashed Out” and “Effects on Stockholders Who Will Remain” have been added to the “Special Factors - Recommendation of the Special Committee” section of the proxy statement.	23-27

17	The “Special Factors — Opinion of Financial Advisor” section of the proxy statement has been revised to more clearly and concisely discuss the analyses Oxford Advisors performed and to disclose the meaning and significance of each analysis and draw a conclusion between the results of the analysis versus the specific consideration offered in the transaction.	30-32

18	Due to the cyclical nature of the Company’s business units, management was unable to provide Oxford Advisors with projections beyond fiscal 2005 (which ends July 30, 2005). This fact has been noted in a new subsection entitled “Discounted Cash Flow Analysis” which has been added to the “Special Factors — Option of Financial Advisor” section of the proxy statement.	30

19	The “Special Factors — Opinion of Financial Advisor” section of the	30

Securities and Exchange Commission
July 21, 2005

Comment		Enclosure
No.	Response	Page No.[1]
proxy statement has been revised to address how the transaction’s uniform treatment of Class A and Class B shares factored into the financial advisor’s opinion and fairness analysis.

20	The transaction will not have any effect on compensation to be received by the Company’s directors or executive officers or on the Company’s employment arrangements with its executive officers. Disclosure of this fact has been added to the “Special Factors - Interests of Executive Officers and Directors in the Transaction” section of the proxy statement.	34

21	The transactions by D. Gary McRae, James W. McRae, McRae A Investment Co. and McRae B Investment Co. reflected in the recently filed Schedule 13-D amendments are reflected in the tables entitled “Security Ownership of Principal Stockholders” and “Security Ownership of Management” contained in the proxy statement.	58, 60

22	The transaction involves a single proposal for a reverse/forward split rather than two separate proposals—one for a reverse split and the other for a forward split. As discussed in the “Alternatives Considered” section of the proxy statement, the board considered a reverse stock split without a forward stock split as an alternative and determined that a reverse/forward split was preferable since it would enable the Company to achieve the primary purpose of the transaction—to enable the Company to deregister its shares under the Securities and Exchange Act of 1934—at a lower total cost since with a reverse/forward split the Company is not required pay cash for the fractional share interests of stockholders who are not cashed out in the transaction. Under Delaware law and the Company’s governance documents, a single proposal to effect a reverse/forward stock split is permissible, does not require bifurcation and may be voted upon as a single transaction by the stockholders. As a result, the Company determined that the reverse/forward split should be voted on by the stockholders as a single proposal.	N/A

     Should you have any questions with respect to this filing or this letter, please call the undersigned collect at (704) 331-7440. Should the undersigned not be available, please contact James R. Wyche of this firm who can be reached at (704) 331-7558.

Securities and Exchange Commission
July 21, 2005

Very truly yours,

/s/ Mark R. Busch

Mark R. Busch
For the Firm

cc:	McRae Industries, Inc. Mr. Scott Anderegg